Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) (10-K) - USD ($)	Nov. 30, 2019	May 31, 2019	May 31, 2018
Property, Plant and Equipment [Abstract]
Leasehold improvements		$ 14,818
Property and equipment		107,711
Total cost	$ 288,336	122,529
Less accumulated depreciation	(26,431)	(5,298)
Net, property plant and equipment	$ 261,905	$ 117,231